Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 17, 2011
Prospectus Date	rr_ProspectusDate	Nov. 17, 2011
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE ALLOCATION FUNDS For Diversified Income Builder Fund
(Wells Fargo Advantage Diversified Income Builder Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock	Effective February 1, 2012, the following replaces the first paragraph of the Fund's principal investment strategy in both the summary and statutory sections of the Fund's prospectuses as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 30% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 70% to 90% in debt securities and 10% to 30% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.